10-K Commitments and Contingencies - Guarantees (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 11,500,000	$ 11,500,000
Amount outstanding under guarantees that is reflected on balance sheet	0	0
Letters of credit set to expire - 2023	4,500,000	8,600,000
Letters of credit set to expire - 2024	436,000	489,000
Outstanding letters of credit	0	$ 0
Surety bond expiration period		12 months
Amount of surety bonds outstanding	905,400,000	$ 664,700,000
Letter of Credit
Other Commitments [Line Items]
Letters of credit	$ 4,900,000	$ 9,100,000